Fair value of financial assets and liabilities_Details of financial assets and liabilities classified into Level 3 of fair value hierarchy (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 3,156,741,000,000
Beginning balance		3,156,741,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Ending balance		4,150,878,000,000		₩ 3,156,741,000,000
Gains losses from financial assets and liabilities classified as level3 that the group holds as at the end of the year		37,430,000,000	[1]	₩ 21,809,000,000	[2]
Description of reasons for transfers into level3 of fair value hierarchy assets				The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
Description of reasons for transfers out of level3 of fair value hierarchy assets				The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
Description of reasons for transfers into level3 of fair value hierarchy liabilities				The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
Description of reasons for transfers out of level3 of fair value hierarchy liabilities				The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Financial instruments measured at fair value level 3 of fair value hierarchy except for sensitivity analysis		₩ 3,052,432,000,000		₩ 2,194,320,000,000
Unfavorable changes in unobservable inputs in other comprehensive income		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments' value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities, beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments' value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities, beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments' value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities, beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.
Description of methods and assumptions used in preparing sensitivity analysis		Woori Bank, a subsidiary of the Group, uses the internal model approved by the Financial Supervisory Service to measure the VaR using the Historical Simulation Method based on a 99% confidence level and a 10-day retention period, and calculates the required capital risk for calculating the BIS ratio. For internal management purposes, limit management is performed on a daily basis measuring VaR based on a 99% confidence and 1 day retention period. In addition, Woori Bank perform a daily verification that compares VaR measurement and profit and loss to verify the suitability of the model. Subsidiaries other than the Bank measure and manage interest rate risk with interest rates EaR(Earnings at Risk) and VaR(Value at Risk). The interest rate EaR represents the maximum expected change in profit or loss that could occur over a period of time (e.g. one year) due to unfavorable interest rate changes, which shows the maximum reduction scale in net interest. The interest rate VaR represents the maximum expected loss that indicates how unfavorable changes in interest rates can reduce the value of the net asset at any given point in time, now or in the future.
Financial assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 2,996,755,000,000		₩ 2,385,257,000,000		₩ 1,873,686,000,000
Beginning balance		2,996,755,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		379,459,000,000		2,115,000,000
Net Income(loss)		41,051,000,000	[1]	88,982,000,000	[2]	167,827,000,000
Other comprehensive income		(4,920,000,000)		23,063,000,000		19,688,000,000
Purchases/issuances		1,684,153,000,000		911,301,000,000		5,521,952,000,000
Disposals/settlements		(975,385,000,000)		(420,946,000,000)		(5,201,206,000,000)
Transfer to or out of level 3		(10,000,000,000)		6,983,000,000	[3]	3,310,000,000
Ending balance		4,111,113,000,000		2,996,755,000,000		2,385,257,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		11,638,000,000		18,673,000,000		19,074,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(10,620,000,000)		(13,757,000,000)		(15,261,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		21,587,000,000		26,380,000,000		23,798,000,000
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		(16,740,000,000)		(11,981,000,000)		(10,078,000,000)
Financial assets at FVTPL
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		2,503,057,000,000		1,916,410,000,000		1,422,399,000,000
Beginning balance		2,503,057,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		379,459,000,000		707,000,000
Net Income(loss)		41,051,000,000	[1]	88,982,000,000	[2]	167,827,000,000
Other comprehensive income		0		0		0
Purchases/issuances		1,601,926,000,000		910,614,000,000		5,521,520,000,000
Disposals/settlements		(972,903,000,000)		(420,640,000,000)		(5,198,646,000,000)
Transfer to or out of level 3		(12,192,000,000)	[3]	6,984,000,000	[3]	3,310,000,000
Ending balance		3,540,398,000,000		2,503,057,000,000		1,916,410,000,000
Debt securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		5,826,000,000		8,389,000,000		9,694,000,000
Beginning balance		5,826,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0		0
Net Income(loss)		(632,000,000)	[1]	476,000,000	[2]	(28,000,000)
Other comprehensive income		0		0		0
Purchases/issuances		2,627,000,000		2,000,000,000		3,000,000,000
Disposals/settlements		(3,203,000,000)		(5,039,000,000)		(4,277,000,000)
Transfer to or out of level 3		0	[3]	0	[3]	0
Ending balance		4,618,000,000		5,826,000,000		8,389,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		13,000,000		652,000,000		68,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(10,000,000)		(640,000,000)		(35,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Equity securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		528,621,000,000		401,860,000,000		280,171,000,000
Beginning balance		464,741,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		3,894,000,000		0
Net Income(loss)		(8,977,000,000)	[1]	59,537,000,000	[2]	56,271,000,000
Other comprehensive income		0		0		0
Purchases/issuances		5,088,000,000		95,511,000,000		67,953,000,000
Disposals/settlements		(14,407,000,000)		(28,287,000,000)		(2,535,000,000)
Transfer to or out of level 3		32,000,000	[3]	0	[3]	0
Ending balance		450,371,000,000		528,621,000,000		401,860,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		8,539,000,000	[4],[5],[6]	16,104,000,000	[4],[7]	12,700,000,000	[7],[8]
Unfavorable changes in unobservable inputs in net income(loss)		(7,337,000,000)	[4],[5],[6]	(10,929,000,000)	[4],[7]	(9,165,000,000)	[7],[8]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[4],[5],[6]	0	[4],[7]	0	[7],[8]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[4],[5],[6]	₩ 0	[4],[7]	₩ 0	[7],[8]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables. Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
Capital contributions
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 515,199,000,000		₩ 422,614,000,000		₩ 294,121,000,000
Beginning balance		515,199,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		173,244,000,000		707,000,000
Net Income(loss)		39,500,000,000	[1]	(13,270,000,000)	[2]	16,119,000,000
Other comprehensive income		0		0		0
Purchases/issuances		194,396,000,000		173,064,000,000		144,207,000,000
Disposals/settlements		(56,654,000,000)		(67,916,000,000)		(31,833,000,000)
Transfer to or out of level 3		0	[3]	0		0
Ending balance		865,685,000,000		515,199,000,000		422,614,000,000
Beneficiary certificates
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		1,275,734,000,000		854,299,000,000		654,066,000,000
Beginning balance		1,275,734,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		166,467,000,000		0
Net Income(loss)		(7,919,000,000)	[1]	18,450,000,000	[2]	16,391,000,000
Other comprehensive income		0		0		0
Purchases/issuances		715,437,000,000		578,228,000,000		5,151,535,000,000
Disposals/settlements		(231,908,000,000)		(183,684,000,000)		(4,971,003,000,000)
Transfer to or out of level 3		0	[3]	8,441,000,000	[3]	3,310,000,000
Ending balance		1,917,811,000,000		1,275,734,000,000		854,299,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		1,403,000,000	[4]	1,125,000,000	[4]	1,582,000,000	[8]
Unfavorable changes in unobservable inputs in net income(loss)		(1,537,000,000)	[4]	(1,125,000,000)	[4]	(1,582,000,000)	[8]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[4]	0	[4]	0	[8]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[4]	₩ 0	[4]	₩ 0	[8]
Description of methods and assumptions used in preparing sensitivity analysis		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
Loans
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 152,629,000,000		₩ 180,450,000,000		₩ 165,001,000,000
Beginning balance		152,629,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		35,854,000,000		0
Net Income(loss)		6,149,000,000	[1]	6,854,000,000	[2]	3,378,000,000
Other comprehensive income		0		0		0
Purchases/issuances		656,880,000,000		60,696,000,000		150,103,000,000
Disposals/settlements		(642,450,000,000)		(95,371,000,000)		(138,032,000,000)
Transfer to or out of level 3		0		0	[3]	0
Ending balance		209,062,000,000		152,629,000,000		180,450,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		933,000,000	[5]	152,000,000	[5]	146,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(932,000,000)	[5]	(128,000,000)	[5]	(127,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[5]	0	[5]	0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[5]	₩ 0	[5]	0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
Derivative assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 25,048,000,000		₩ 48,798,000,000		19,346,000,000
Beginning balance		25,048,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0		0
Net Income(loss)		9,458,000,000	[1]	16,935,000,000	[2]	75,696,000,000
Other comprehensive income		0		0		0
Purchases/issuances		9,501,000,000		1,115,000,000		4,722,000,000
Disposals/settlements		(23,911,000,000)		(40,343,000,000)		(50,966,000,000)
Transfer to or out of level 3		(12,224,000,000)	[3]	(1,457,000,000)	[3]	0
Ending balance		7,872,000,000		25,048,000,000		48,798,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[9]	110,000,000		640,000,000		4,578,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[9]	(257,000,000)		(935,000,000)		(4,352,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[9]	0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[9]	₩ 0		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Others
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 63,880,000,000
Beginning balance		63,880,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0
Net Income(loss)	[1]	3,472,000,000
Other comprehensive income		0
Purchases/issuances		17,997,000,000
Disposals/settlements		(370,000,000)
Transfer to or out of level 3	[3]	0
Ending balance		84,979,000,000		₩ 63,880,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[5]	640,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[5]	(547,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[5]	0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[5]	₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
Equity securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 493,698,000,000		468,847,000,000		₩ 451,287,000,000
Beginning balance		493,698,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0		1,408,000,000
Net Income(loss)		0	[1]	0	[2]	0
Other comprehensive income		(4,920,000,000)		23,063,000,000		19,688,000,000
Purchases/issuances		82,227,000,000		687,000,000		432,000,000
Disposals/settlements		(2,482,000,000)		(306,000,000)		(2,560,000,000)
Transfer to or out of level 3		2,192,000,000	[3]	(1,000,000)	[3]	0
Ending balance		570,715,000,000		493,698,000,000		468,847,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		0	[4],[6]	0	[4],[7]	0	[7],[8]
Unfavorable changes in unobservable inputs in net income(loss)		0	[4],[6]	0	[4],[7]	0	[7],[8]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		21,587,000,000	[4],[6]	26,380,000,000	[4],[7]	23,798,000,000	[7],[8]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ (16,740,000,000)	[4],[6]	₩ (11,981,000,000)	[4],[7]	₩ (10,078,000,000)	[7],[8]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%. "		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%. "		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%. "
Financial liabilities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 159,986,000,000		₩ 181,458,000,000		₩ 181,008,000,000
Beginning balance		159,986,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0		0
Net Income(loss)		30,815,000,000	[1]	117,270,000,000	[2]	30,166,000,000
Other comprehensive income		0		0		0
Purchases/issuances		2,650,000,000		(9,010,000,000)		183,294,000,000
Disposals/settlements		(135,152,000,000)		(127,004,000,000)		(213,007,000,000)
Transfer to or out of level 3		(18,533,000,000)	[3]	(2,728,000,000)	[3]	(3,000,000)
Ending balance		39,766,000,000		159,986,000,000		181,458,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		833,000,000		1,190,000,000		3,994,000,000
Unfavorable changes in unobservable inputs in net income(loss)		(450,000,000)		(958,000,000)		(4,420,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Derivative liabilities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		72,039,000,000		16,691,000,000		20,951,000,000
Beginning balance		72,039,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0		0
Net Income(loss)		30,150,000,000	[1]	84,033,000,000	[2]	46,409,000,000
Other comprehensive income		0		0		0
Purchases/issuances		2,650,000,000		(11,140,000,000)		255,000,000
Disposals/settlements		(66,170,000,000)		(14,817,000,000)		(50,921,000,000)
Transfer to or out of level 3		(18,533,000,000)	[3]	(2,728,000,000)	[3]	(3,000,000)
Ending balance		20,136,000,000		72,039,000,000		16,691,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[9]	776,000,000		1,054,000,000		2,433,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[9]	(405,000,000)		(816,000,000)		(2,751,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[9]	0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[9]	₩ 0		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Equity-linked securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 87,626,000,000		₩ 164,767,000,000		₩ 160,057,000,000
Beginning balance		87,626,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0		0
Net Income(loss)		665,000,000	[1]	33,237,000,000	[2]	(16,243,000,000)
Other comprehensive income		0		0		0
Purchases/issuances		0		1,809,000,000		183,039,000,000
Disposals/settlements		(68,661,000,000)		(112,187,000,000)		(162,086,000,000)
Transfer to or out of level 3		0	[3]	0	[3]	0
Ending balance		19,630,000,000		87,626,000,000		164,767,000,000
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[9]	57,000,000		136,000,000		1,561,000,000
Unfavorable changes in unobservable inputs in net income(loss)	[9]	(45,000,000)		(142,000,000)		(1,669,000,000)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[9]	0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[9]	₩ 0		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivatives liabilities (designated for hedging)
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 321,000,000		₩ 0
Beginning balance		321,000,000
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination		0		0
Net Income(loss)		0	[1]	0	[2]
Other comprehensive income		0		0
Purchases/issuances		0		321,000,000
Disposals/settlements		(321,000,000)		0
Transfer to or out of level 3	[3]	0		0
Ending balance		₩ 0		₩ 321,000,000		₩ 0

[1]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The statements of comprehensive income includes gain of 37,430 million Won included in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI pertaining to the assets and liabilities held by the Group at the end of the period.
[2]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The statements of comprehensive income includes gain of 21,809 million Won included in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI pertaining to the assets and liabilities held by the Group at the end of the period.
[3]	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
[4]	Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.
[5]	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
[6]	Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.
[7]	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.
[8]	Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.
[9]	Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.